Harbor Small Cap Value Fund Investment Risks - Harbor Small Cap Value Fund	Oct. 31, 2025
Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk: Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
ESG Factors Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG Factors Risk: The Subadvisor may incorporate environmental, social and governance considerations as a component of its risk analysis. The consideration of ESG factors by the Subadvisor could cause the Fund to perform differently than other funds. ESG factors are not the only consideration used by the Subadvisor in making investment decisions for the Fund and the Fund may invest in a company that scores poorly on ESG factors if it scores well on other criteria. ESG factors may not be considered for every investment decision.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.
Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Selection Risk: The Subadvisor’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect, which may cause the Fund to underperform. Additionally, the Subadvisor potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that a Subadvisor believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by a Subadvisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.